Fair Value Hierarchy (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Fair Value Measurement [Line Items]
Summary of Financial Instruments Measured at Amortized Cost

The table also includes financial instruments measured at amortized cost. The Group understands that the book value of such instruments approximates their fair value.

December 31, 2022	FVPL	Amortized cost	Total	Level 1	Level 2	Level 3
Assets
Financial Assets at Fair Value through Profit or Loss	1,295	—	1,295	1,295	—	—
Other Assets	—	56,789	56,789	—	—	—
Trade and Other Receivables	—	240,446	240,446	—	—	—
Derivative financial instruments (1)	1,206	—	1,206	—	1,206	—
Cash and Cash Equivalents	—	468,092	468,092	—	—	—
	2,501	765,327	767,828	1,295	1,206	—

December 31, 2021	FVPL	Amortized cost	Total	Level 1	Level 2	Level 3
Assets
Financial Assets at Fair Value through Profit or Loss	1,004	—	1,004	1,004	—	—
Other Assets	—	1,339	1,339	—	—	—
Trade and Other Receivables	—	190,966	190,966	—	—	—
Cash and Cash Equivalents	—	336,197	336,197	—	—	—
	1,004	528,502	529,506	1,004	—	—

December 31, 2022	FVPL	Amortized cost	Total	Level 1	Level 2	Level 3
Liabilities
Trade and Other Payables	—	(407,874)	(407,874)	—	—	—
Derivative financial instruments (1)	(544)	—	(544)	—	(544)	—
Lease Liabilities	—	(4,079)	(4,079)	—	—	—
	(544)	(411,953)	(412,497)	—	(544)	—

December 31, 2021	FVPL	Amortized cost	Total	Level 1	Level 2	Level 3
Liabilities
Trade and Other Payables	—	(277,160)	(277,160)	—	—	—
Financial liabilities	—	(5,014)	(5,014)	—	—	—
Derivative financial instruments (1)	(221)	—	(221)	—	(221)	—
Lease Liabilities	—	(3,928)	(3,928)	—	—	—
Contingent consideration liability	(665)		(665)	—	—	(665)
	(886)	(286,102)	(286,988)	—	(221)	(665)

(1) The most frequently applied valuation techniques include forward pricing models. The models incorporate various inputs including: foreign exchange spot, interest rates curves of the respective currencies and the terms of the contract.